Income Taxes - Schedule of Components of Current and Deferred Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current tax expense	$ 15	$ 686
Deferred tax expense		2,141	1,261
Income tax expense	$ 15	$ 2,827	$ 1,261